UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Date of Report (Date of earliest event reported)  February 5, 2026

Wells Fargo Mortgage Loan Trust, LLC (1)

Commission File Number of securitizer:     025-00344

Central Index Key Number of securitizer:     0001540433

James Steinberg - 515.557.1346
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Effective upon the filing of this Report, any reportable activity with respect to the Securitizer for 2025 and onward will appear on the Form ABS 15-G filed by Wells Fargo Bank, N.A. (CIK 740906).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Mortgage Loan Trust, LLC (Securitizer)

Date    February 5, 2026

/s/ Evan Siegert    (Signature)
Treasurer